Summary of Significant Accounting Policies: Advertising (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Policies
Advertising

Advertising

Advertising and promotion costs are charged to expense as incurred. Advertising expenses included in selling, general and administrative expenses amounted to $11,692 and $127,463 for the three months ended March 31, 2014 and 2013, respectively. Advertising expenses included in selling, general and administrative expenses amounted to $676,660 and $231,168 for the nine months ended March 31, 2014 and 2013, respectively.

Advertising

Advertising and promotion costs are charged to expense as incurred. Advertising expenses included in selling, general and administrative expenses amounted to $95,477 and $3,497,560 for the years ended June 30, 2013 and 2012, respectively.